Debt - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Sep. 24, 2025	Sep. 23, 2025	Dec. 31, 2025	Apr. 30, 2025	Jul. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2022
Debt Instrument [Line Items]
Proceeds from issuance of second lien loans						$ 43,865	$ 0	$ 0
Second lien loan			$ 10,872			10,872			$ 10,872	$ 11,346
Redeemable convertible preferred stock warrants
Debt Instrument [Line Items]
New shares issued during period (in shares)	614,799
Second Lien Loans from Exchange of SAFE
Debt Instrument [Line Items]
Second lien loan			$ 10,900			$ 10,900					$ 11,300
Second Lien Loans from Exchange of SAFE | Convertible Debt | Affiliated Entity
Debt Instrument [Line Items]
Proceeds from issuance of second lien loans		$ 10,000
Second Lien Loans
Debt Instrument [Line Items]
Second lien loan	$ 67,400
Second Lien Loans | Convertible Debt
Debt Instrument [Line Items]
Proceeds from issuance of second lien loans		53,900
Debt instrument, basis spread on variable rate				9.00%
Debt instrument, effective interest rate			16.50%			16.50%					16.50%
Second Lien Loans | Convertible Debt | Minimum
Debt Instrument [Line Items]
Debt instrument, stated interest rate				13.75%
Second Lien Loans | Convertible Debt | Affiliated Entity
Debt Instrument [Line Items]
Proceeds from issuance of second lien loans		$ 5,000
2025 Credit Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			6.50%
Debt instrument, stated interest rate			3.50%			3.50%
Debt instrument, effective interest rate			10.25%			10.25%
Line of credit facility, maximum borrowing capacity			$ 30,000			$ 30,000
Long-term line of credit			15,000			15,000
Repayments of debt			1,200
Final payment fee due			1,200			1,200
Total debt issuance costs			800			800
Commitment fee amount			300
2025 Credit Facility | Line of Credit | Redeemable convertible preferred stock warrants
Debt Instrument [Line Items]
Total debt issuance costs			$ 500			500
New shares issued during period (in shares)			45,906
2025 Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Prepayment fee percentage			1.00%
2025 Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Prepayment fee percentage			2.00%
2022 Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 30,000
Total debt issuance costs			$ 100			100
2022 Equipment Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					3.38%
Line of credit facility, maximum borrowing capacity					$ 10,000
Long-term line of credit			1,900			1,900	$ 4,100				$ 1,600
Total debt issuance costs			$ 100			$ 100					$ 100
Proceeds from long term line of credit					$ 8,500
2022 Equipment Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Debt instrument, stated interest rate					6.00%
2022 Equipment Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Debt instrument, stated interest rate					7.00%